Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of common stock warrant liability	$ 243,889
Fair Value, Inputs, Level 1 [Member]
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of common stock warrant liability	0	0
Accrued rent related to office closures		0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of common stock warrant liability	0	0
Accrued rent related to office closures		0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of common stock warrant liability	177,927	9
Accrued rent related to office closures		8,657
Total	177,927	8,666
Estimate of Fair Value Measurement [Member]
Note 15 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Fair value of common stock warrant liability	177,927	9
Accrued rent related to office closures		8,657
Total	$ 177,927	$ 8,666